                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 12/31/00
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Heitman/PRA Securities Advisors LLC
          ---------------------------------------------
 Address: 180 North LaSalle Street, Suite 3600
          ---------------------------------------------
          Chicago, IL 60601-2886
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-04321
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Nancy B. Lynn
          ---------------------------------------------
 Title:   Vice President
          ---------------------------------------------
 Phone:   312-849-4153
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]
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
                                                             FORM 13F
                               Name of Reporting Manager:  Heitman/PRA Securities Advisors LLC, 4Q00
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                                                                                                      Item 6:
           Item 1:                  Item 2:      Item 3:      Item 4:        Item 5:          Investment Discretion          Item 7:
       Name of Issuer              Title of      CUSIP         Fair         Shares of   ----------------------------------  Managers
                                    Class        Number       Market        Principal   (a) Sole  (b) Shared-- (c) Shared--   See
                                                              Value           Amount              As Defined       Other    Instr. V
                                                                                                  in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp.  Common Stock   45604105      $10,000.00      80,625      80,625
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &
Management Company               Common Stock  03748R101  $44,051,766.38     882,138     882,138
------------------------------------------------------------------------------------------------------------------------------------
Amli Residential Properties,
Inc.                                           001735109     $124,844.69       5,057       5,057
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.      Common Stock   53484101  $49,890,515.25     995,322     995,322
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty                Common Stock  105368203  $25,758,254.50   1,245,112   1,245,112
------------------------------------------------------------------------------------------------------------------------------------
Bedford Property Investor        Common Stock   76446301  $15,482,562.75     764,571     764,571
------------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties Corp.                    112900105  $26,266,237.88   1,490,283   1,490,283
------------------------------------------------------------------------------------------------------------------------------------
Carramerica Realty Corporation   Common Stock  144418100     $203,531.25       6,500       6,500
------------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties      Common Stock  124830100  $25,888,688.44   1,022,763   1,022,763
------------------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust                      195872106   $4,683,457.31     179,701     179,701
------------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc          Common Stock  163262108  $13,759,943.13     373,151     373,151
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust     Common Stock  151895109  $12,814,719.75     271,211     271,211
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust            Common Stock  133131102  $28,396,375.50     847,653     847,653
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty    Common Stock  251591103  $18,301,945.13   1,374,794   1,374,794
------------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty
Corporation                      Common Stock  264411505  $39,108,513.88   1,588,163   1,588,163
------------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties             Common Stock  277276101  $19,528,810.50     872,796     872,796
------------------------------------------------------------------------------------------------------------------------------------
                                 Common Stock
Equity Office Properties         Beneficial
                                 Interest      294741103  $62,414,757.00   1,913,096   1,913,096
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential Properties    Common Stock  29476L107  $35,944,496.25     649,844     649,844
------------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc.       Common Stock  297178105  $23,349,561.00     426,476     426,476
------------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp of
America                          Common Stock  351807102  $14,246,665.06     611,117     611,117
------------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.  Common Stock  370021107  $32,469,053.44     897,245     897,245
------------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific (Timber Group)   Common Stock  373298702    $323,325.000      10,800      10,800
------------------------------------------------------------------------------------------------------------------------------------
Home Properties of New York                    437306103   $3,574,519.31     127,947     127,947
------------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust     Common Stock  44106M102     $305,437.50      13,500      13,500
------------------------------------------------------------------------------------------------------------------------------------
Starwood Lodging                 Common Stock  85590A203  $26,117,042.25     740,909     740,909
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty                    Common Stock  49427F108  $22,072,306.81     786,541     786,541
------------------------------------------------------------------------------------------------------------------------------------
Lodgian Inc.                     Common Stock  54021P106      $99,375.00      30,000      30,000
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company, The            Common Stock  554382101  $17,599,734.38     917,250     917,250
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------   ---------------------------------
                                               Item 8:
           Item 1:                      Voting Authority (Shares)
       Name of Issuer              ---------------------------------
                                    (a) Sole    (b) Shared  (c) None
--------------------------------   ---------------------------------
Common:
--------------------------------------------------------------------
Associated Estates Realty Corp.       80,625                       0
--------------------------------------------------------------------
Apartment Investment &
Management Company                   743,658                 138,480
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Amli Residential Properties,
Inc.                                   5,057                   5,057
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Avalonbay Communities, Inc.          841,788                 153,534
--------------------------------------------------------------------
Brandywine Realty                  1,031,010                 214,102
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Bedford Property Investor            662,242                 102,329
--------------------------------------------------------------------
Brookfield Properties Corp.        1,270,860                 219,423
--------------------------------------------------------------------
Carramerica Realty Corporation         6,500                       0
--------------------------------------------------------------------
CBL & Associates Properties          845,976                 176,787
--------------------------------------------------------------------
Colonial Properties Trust            150,835                  28,866
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Chelsea GCA Realty, Inc              324,449                  48,702
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CenterPoint Properties Trust         235,244                  35,967
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Camden Property Trust                701,576                 146,077
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Developers Diversified Realty      1,142,014                 232,780
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Duke-Weeks Realty
Corporation                        1,338,067                 250,096
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EastGroup Properties                 726,146                 146,650
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Equity Office Properties           1,660,246                 252,850
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Equity Residential Properties        563,885                  85,959
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Essex Property Trust, Inc            349,408                  77,068
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Franchise Finance Corp of
America                              535,642                  75,475
--------------------------------------------------------------------
General Growth Properties, Inc.      753,696                 143,549
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Georgia-Pacific (Timber Group)        10,800                       0
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Home Properties of New York          110,297                  17,650
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Hospitality Properties Trust          13,500                       0
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Starwood Lodging                     637,555                 103,354
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Kilroy Realty                        645,717                 140,824
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Lodgian Inc.                          30,000                       0
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Macerich Company, The                797,452                 119,798
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

                                                             FORM 13F
                               Name of Reporting Manager:  Heitman/PRA Securities Advisors LLC, 4Q00
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Item 6:
           Item 1:                  Item 2:      Item 3:      Item 4:        Item 5:          Investment Discretion          Item 7:
       Name of Issuer              Title of      CUSIP         Fair         Shares of   ----------------------------------  Managers
                                    Class        Number       Market        Principal   (a) Sole  (b) Shared-- (c) Shared--   See
                                                              Value           Amount              As Defined       Other    Instr. V
                                                                                                  in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Common:
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Nationwide Health Properties,
Inc.                             Common Stock  638620104     $135,187.50       10,500      10,500
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Pacific Gulf Properties, Inc     Common Stock  694396102   $9,957,749.38    1,625,755   1,625,755
------------------------------------------------------------------------------------------------------------------------------------
Philips International Realty     Common Stock  718333107   $4,000,351.88      984,702     984,702
------------------------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc          Common Stock  70159Q104  $10,429,189.06      351,299     351,299
------------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc             Common Stock  737464107     $232,887.50        6,200       6,200
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                   Common Stock  743410102  $55,916,608.50    2,513,106   2,513,106
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Realty               Common Stock  69806L104   $8,787,577.31      393,841     393,841
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PS Business Parks, Inc/CA        Common Stock  69360J107  $19,953,422.20      717,749     717,749
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty
Corp                             Common Stock  75621K106   $2,423,844.50       96,712      96,712
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty
Corp                             Common Stock  75621K304  $15,673,185.94      576,485     576,485
------------------------------------------------------------------------------------------------------------------------------------
Security Capital Group Series    Common Stock  81413P204  $25,799,191.31    1,285,941   1,285,941
------------------------------------------------------------------------------------------------------------------------------------
Summit Properties, Inc.          Common Stock  866239106  $16,844,698.00      647,873     647,873
------------------------------------------------------------------------------------------------------------------------------------
Spieker Properties, Inc          Common Stock  848497103  $55,918,698.13    1,115,585   1,115,585
------------------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc.        Common Stock  84610H108     $488,625.00       21,500      21,500
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc             Common Stock  866674104   $6,592,934.00      196,804     196,804
------------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corporation          Common Stock  896938107  $21,466,670.50    1,419,284   1,419,284
------------------------------------------------------------------------------------------------------------------------------------
US Restaurant Properties         Common Stock  902971100   $1,702,468.75      173,500     173,500
------------------------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust     Common Stock  910197102     $108,125.00       10,000      10,000
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Vornado Realty Trust             Common Stock  929042109  $19,457,462.88      507,862     507,862
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                                     Subtotal Common     $838,675,316.68
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Preferred
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Health Care Property 7.875%      Redeemable
Series                           Preferred
                                 Stock         421915307     $488,175.00       27,600      27,600
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Taubman Centers, Inc 8.3%        Redeemable
                                 Preferred
                                 Stock         876664202   $1,427,100.00       85,200      85,200
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust 6.5%        Preferred
                                 Shares of
                                 Beneficial
                                 Interest      929042208  $17,790,408.00      329,452     329,452
------------------------------------------------------------------------------------------------------------------------------------
                                   Subtotal Preferred     $19,705,683.00
                                                          ---------------
                                          Grand Total     $858,380,999.68
                                                          ===============

--------------------------------   ---------------------------------
                                               Item 8:
           Item 1:                      Voting Authority (Shares)
       Name of Issuer              ---------------------------------
                                    (a) Sole    (b) Shared  (c) None
--------------------------------   ---------------------------------
Common:
--------------------------------------------------------------------
Nationwide Health Properties,
Inc.                                  10,500                       0
--------------------------------------------------------------------
Pacific Gulf Properties, Inc       1,305,634                 320,121
--------------------------------------------------------------------
Philips International Realty         853,230                 131,472
--------------------------------------------------------------------
Parkway Properties, Inc              301,445                  49,854
--------------------------------------------------------------------
Post Properties, Inc.                  6,200                       0
--------------------------------------------------------------------
Prologis Trust                     2,108,127                 404,979
--------------------------------------------------------------------
Pan Pacific Realty                   341,461                  52,380
--------------------------------------------------------------------
PS Business Parks, Inc/CA            583,413                 134,336
--------------------------------------------------------------------
Reckson Associates Realty
Corp                                  30,912                  65,800
--------------------------------------------------------------------
Reckson Associates Realty
Corp                                 550,964                  25,521
--------------------------------------------------------------------
Security Capital Group Series      1,132,205                 153,736
--------------------------------------------------------------------
Summit Properties, Inc.              562,618                  85,255
--------------------------------------------------------------------
Spieker Properties, Inc              930,320                 185,265
--------------------------------------------------------------------
Sovran Self Storage Inc.              21,500                       0
--------------------------------------------------------------------
Sun Communities, Inc                 173,525                  23,279
--------------------------------------------------------------------
Trizec Hahn Corporation            1,172,321                 246,963
--------------------------------------------------------------------
US Restaurant Properties              49,600                 123,900
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United Dominion Realty Trust          10,000                       0
--------------------------------------------------------------------
Vornado Realty Trust                 378,189                 129,673
--------------------------------------------------------------------

--------------------------------------------------------------------

--------------------------------------------------------------------
Preferred
--------------------------------------------------------------------
Health Care Property 7.875%
Series                                27,600                       0
--------------------------------------------------------------------
Taubman Centers, Inc 8.3%             85,200                       0
--------------------------------------------------------------------
Vornado Realty Trust 6.5%            326,939                   2,513
--------------------------------------------------------------------